Concentration of Risk (Details)	6 Months Ended
Dec. 31, 2025
Customer Concentration Risk [Member] | Minimum [Member] | Revenue Benchmark [Member]
Concentration of Risk (Details) [Line Items]
Concentration Risk, Percentage	10.00%